DEBT (Details Narrative) - USD ($)						1 Months Ended							12 Months Ended
	Apr. 15, 2022	Apr. 15, 2021	Apr. 06, 2021	Apr. 15, 2020	Feb. 03, 2020	Sep. 23, 2022	Dec. 23, 2021	Sep. 15, 2021	Dec. 23, 2020	May 22, 2020	Apr. 23, 2020	Aug. 26, 2019	Dec. 31, 2021	Sep. 30, 2022	Feb. 03, 2022	Nov. 15, 2021	Feb. 03, 2021	Dec. 31, 2020	Sep. 15, 2020
Short-Term Debt [Line Items]
Notes payable outstanding balance															$ 242,591		$ 215,654
Monthly installments of principal and interest					$ 20,074
Promissory Note [Member] | Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount											$ 1,410,270
Debt Instrument, Interest Rate During Period											1.00%
Third Party Insurance Note One [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance		$ 62,041					$ 22,266		$ 23,327				$ 22,266	$ 4,167				$ 23,327
Interest rate							7.75%		7.75%
Monthly installments of principal and interest							$ 2,104		$ 2,416
Third Party Insurance Note Two [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance	$ 63,766	$ 62,041		$ 51,379					22,266				12,667	35,232				10,457
Interest rate	6.24%	6.24%		5.26%												6.24%
Monthly installments of principal and interest	$ 5,979	$ 6,383		$ 5,263					$ 2,104
Third Party Insurance Note Three [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance						$ 24,140		$ 19,965					17,570	22,128				9,158	$ 13,796
Monthly installments of principal and interest						$ 2,012		1,997
Third Party Insurance Note Four [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance					165,375								0	40,729			$ 215,654	0
Monthly installments of principal and interest			$ 17,899		$ 13,726			$ 1,997					17,899
Equipment Financing [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance										$ 121,637		$ 147,810	103,186	$ 33,860				192,804
Interest rate										9.90%		12.72%
Monthly installments of principal and interest										$ 3,919		$ 4,963
Notes Payable [Member]
Short-Term Debt [Line Items]
Notes payable outstanding balance													$ 0					$ 1,410,270